1
Gabelli Love Our Planet & People ETF
Schedule of Investments — March 31, 2022 (Unaudited)
Shares Market Value
COMMON STOCKS – 95 .7%
Automotive – 2 .5%
8,075
General Motors Co.† ..............................
$ 353,200
Automotive Parts and Accessories – 4 .3%
1,505
Cummins Inc. ..........................................
308,690
16,447
Dana Inc. ................................................
288,974
597,664
Banking – 0 .9%
22,273
Banco Bilbao Vizcaya Argentaria SA,
ADR ....................................................
126,733
Building and Construction – 4 .9%
2,060
Carrier Global Corp. ................................
94,492
1,918
Gibraltar Industries Inc.† ........................
82,378
7,650
Johnson Controls International plc .........
501,611
678,481
Business Services – 2 .4%
10,386
Resideo Technologies Inc.† ....................
247,498
2,843
Willdan Group Inc.† ................................
87,252
334,750
Consumer Products – 1 .4%
4,302
Unilever plc, ADR ...................................
196,042
Diversified Industrial – 4 .4%
12,750
ABB Ltd., ADR ........................................
412,335
1,530
AZZ Inc. ..................................................
73,807
6,364
Ranpak Holdings Corp.† ........................
130,017
616,159
Electronics – 3 .2%
16,728
Flex Ltd.† ................................................
310,305
15,688
Mirion Technologies Inc.† .......................
126,602
436,907
Energy and Utilities – 18 .0%
1,632
American Water Works Co. Inc. ..............
270,145
7,170
Archaea Energy Inc.† .............................
157,238
6,007
Avangrid Inc. ...........................................
280,767
7,720
Brookfield Renewable Corp., Cl. A .........
338,136
6,422
Enviva Inc. ..............................................
508,301
12,937
Eos Energy Enterprises Inc.† .................
54,077
3,465
NextEra Energy Inc. ................................
293,520
5,294
NextEra Energy Partners LP ..................
441,308
2,138
Xcel Energy Inc. ......................................
154,300
2,497,792
Environmental Services – 12 .3%
53,631
Ardagh Metal Packaging SA† .................
436,020
6,414
Evoqua Water Technologies Corp.† ........
301,330
2,756
Republic Services Inc. ............................
365,170
4,276
Waste Connections Inc. ..........................
597,357
1,699,877
Shares Market Value
Equipment and Supplies – 7 .9%
2,962
Crown Holdings Inc. ................................
$ 370,517
2,138
Hubbell Inc. .............................................
392,900
3,070
The Timken Co. .......................................
186,349
618
Valmont Industries Inc. ...........................
147,455
1,097,221
Financial Services – 8 .1%
14,607
AEA-Bridges Impact Corp., Cl. A† ..........
144,609
5,488
Franklin Resources Inc. ..........................
153,225
7,259
HumanCo Acquisition Corp., Cl. A† ........
71,247
11,389
ING Groep NV, ADR ...............................
118,787
5,104
Janus Henderson Group plc ...................
178,742
1,097
S&P Global Inc. ......................................
449,968
1,116,578
Food and Beverage – 1 .3%
7,750
Nomad Foods Ltd.† ................................
174,995
Health Care – 5 .3%
3,374
Baxter International Inc. ..........................
261,620
1,520
BioMarin Pharmaceutical Inc.† ...............
117,192
3,300
Bristol-Myers Squibb Co. ........................
240,999
185
Illumina Inc.† ..........................................
64,639
171
Vertex Pharmaceuticals Inc.† .................
44,626
729,076
Machinery – 7 .6%
30,341
CNH Industrial NV ..................................
481,208
668
Deere & Co. ............................................
277,528
3,374
Xylem Inc. ...............................................
287,667
1,046,403
Metals and Mining – 1 .0%
5,096
Livent Corp.† ..........................................
132,853
Real Estate Investment Trust – 3 .7%
13,488
Weyerhaeuser Co. ..................................
511,195
Specialty Chemicals – 2 .7%
1,518
Air Products and Chemicals Inc. .............
379,363
Technology Services – 3 .8%
187
Alphabet Inc., Cl. C† ...............................
522,289
TOTAL COMMON STOCKS ............ 13,247,578
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS – 4 .3%
$ 590,000 U.S. Treasury Bills,
0.20% to 0.51%††, 04/14/22 to 06/30/22
589,633
TOTAL INVESTMENTS — 100.0%
(cost $13,280,565) ..................................
$ 13,837,211
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR    American Depositary Receipt